Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment reporting
Schedule of segment reporting

	Year Ended December 31,
	2021				2020
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	17,700	9,098	(1,972)	24,826	13,159	9,011	(603)	21,567
third party	15,728	9,098	—		12,556	9,011	—	21,567
inter-segment	1,972	—	(1,972)	—	603	—	(603)	—
Cost of sales	(10,477)	(6,399)		(16,876)	(8,115)	(6,697)		(14,812)
Gross profit	5,251	2,699		7,950	4,441	2,314		6,755
Gross profit in %	33.4%	29.7%		32.0%	35.4%	25.7%		31.3%
Operating Expenses				(19,146)				(18,723)
Other operating expenses				(618)				(2,799)
Other operating income				2,970				1,603
Operating loss				(8,844)				(13,164)
Finance expense				(2,601)				(2,589)
Finance income				924				184
Financial result				(1,677)				(2,405)
Loss before income taxes				(10,521)				(15,569)
Income tax income (expense)				(65)				88
Net loss				(10,586)				(15,481)

	Year Ended December 31,
	2019

	(€ in thousands)
	SYSTEMS	SERVICES
Revenues	13,454	11,148
Gross profit	4,284	2,892
Gross profit in %	31.8%	25.9%

Schedule of revenues and non-current assets by geographic region

	Year Ended December 31,
	2021	2020	2019

	(€ in thousands)
EMEA	12,228	11,466	11,265
Germany	4,269	4,647	4,474
France	1,391	841	1,314
Great Britain	1,413	963	1,224
Others	5,155	5,015	4,253
Asia Pacific	7,107	4,521	6,302
South Korea	623	1,787	1,242
China	3,004	1,101	3,993
Indonesia	--	93	55
Others	3,480	1,540	1,012
Americas	5,491	5,580	7,035
United States	5,389	5,453	6,843
Others	102	127	192
Total	24,826	21,567	24,602

	December 31,
	2021	2020

	(€ in thousands)
EMEA	19,279	19,730
Germany	19,279	19,730
Asia Pacific	1,343	1,609
Americas	4,089	3,751
United States	4,089	3,751
Total	24,711	25,090